Company Cash Flow Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Profit before tax	£ 1,894	£ 1,902	£ 552
Adjustments for:
Non-cash items included in profit	2,394	455	1,647
Net change in operating assets and liabilities	(11,712)	10,854	14,883
Effects of exchange rate differences	2,354	(640)	366
Net cash flows from operating activities	(5,467)	12,153	17,287
Cash flows from investing activities
Purchase of financial assets at amortised cost and financial assets at fair value	(2,884)	(1,256)	(3,015)
Net cash flows from investing activities	(206)	3,075	6,631
Cash flows from financing activities
Issue of other equity instruments	750	450	0
Issue of debt securities and subordinated notes	8,683	2,853	5,599
Repayment of debt securities and subordinated notes	(4,522)	(13,728)	(13,287)
Repurchase of other equity instruments	(750)	(500)	0
Issuance costs of debt securities and subordinated notes	(16)	(6)	(13)
Dividends paid on ordinary shares	(1,013)	(1,346)	(103)
Dividends paid on other equity instruments	(143)	(143)	(147)
Net cash flows from financing activities	2,711	(12,643)	(8,029)
Change in cash and cash equivalents	(2,962)	2,585	15,889
Cash and cash equivalents at beginning of the year	51,787	49,221	33,287
Cash and cash equivalents at the end of the year	48,945	51,787	49,221
Santander UK Group Holdings plc
Cash flows from operating activities
Profit before tax	1,202	1,495	235
Adjustments for:
Non-cash items included in profit	9	1
Net change in operating assets and liabilities	363	1,937
Effects of exchange rate differences	980	(94)
Net cash flows from operating activities	2,554	3,339
Cash flows from investing activities
Purchase of financial assets at amortised cost and financial assets at fair value	(3,802)	(2,774)
Investments in other entities	(50)	0
Net cash flows from investing activities	(3,852)	(2,774)
Cash flows from financing activities
Issue of other equity instruments	750	450
Issue of debt securities and subordinated notes	3,898	2,797
Repayment of debt securities and subordinated notes	(1,446)	(8)
Repurchase of other equity instruments	(750)	(1,814)
Issuance costs of debt securities and subordinated notes	(9)	(500)
Dividends paid on ordinary shares	(1,013)	(1,346)
Dividends paid on other equity instruments	(143)	(143)
Net cash flows from financing activities	1,287	(564)
Change in cash and cash equivalents	(11)	1
Cash and cash equivalents at beginning of the year	52	51
Cash and cash equivalents at the end of the year	£ 41	£ 52	£ 51